CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 9,057	$ 16,774
Restricted cash	59	24
Short-term bank deposits	10,670	7,667
Trade receivables	444	224
Other accounts receivable and prepaid expenses	645	309
Total current assets	20,875	24,998
LONG-TERM ASSETS:
Long-term account receivable	8	8
Property and equipment, net	790	874
Total long-term assets	798	882
Total assets	21,673	25,880
CURRENT LIABILITIES:
Trade payables	752	906
Other accounts payable and accruals	758	1,032
Total current liabilities	1,510	1,938
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	59	81
Deferred revenue	228	228
Total long-term liabilities	287	309
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.6 par value: 40,000,000 shares authorized at June 30, 2014 and December 31, 2013; 11,234,720 (unaudited ) and 10,473,488 shares issued at June 30, 2014 and December 31, 2013, respectively; 11,231,462 (unaudited) and 10,470,230 shares outstanding at June 30, 2014 and December 31, 2013, respectively	1,739	1,609
Additional paid-in capital	133,720	130,423
Accumulated deficit	(115,583)	(108,399)
Total shareholders' equity	19,876	23,633
Total liabilities and shareholders' equity	$ 21,673	$ 25,880